Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity
23.	Equity

23.1.	Share capital (net of share issuance costs)

As of December 31, 2017 and December 31, 2016, subscribed and fully paid share capital was US$ 107,380 and share issuance costs were US$ 279, represented by 7,442,454,142 outstanding common shares and 5,602,042,788 outstanding preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

23.2.	Capital transactions

23.2.1. Incremental costs directly attributable to the issue of shares

Includes any transaction costs directly attributable to the issue of new shares, net of taxes.

23.2.2. Change in interest in subsidiaries

Includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions, such as the change in BR Distribuidora, as set out in note 10, which amounted to US$ 479.

23.3.	Profit reserves

23.3.1. Legal reserve

Represents 5% of the net income for the year, calculated pursuant to article 193 of the Brazilian Corporation Law.

23.3.2. Statutory reserve

Appropriated by applying a minimum of 0.5% of the year-end share capital and is retained to fund technology research and development programs. The balance of this reserve may not exceed 5% of the share capital, pursuant to article 55 of the Company’s bylaws.

23.3.3. Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve in the shareholders’ equity pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

The effect of the tax incentives in the north and northeast regions of Brazil from Superintendência de Desenvolvimento do Nordeste (SUDENE) and Superintendência de Desenvolvimento da Amazônia (SUDAM) were not allocated to the tax incentives reserve. However, the impact of tax incentives will be allocated to the tax incentives reserve in future periods, pursuant to Chapter I of Law 12,973/14.

The accumulated amount of tax incentives derived from the statements of income for the period from 2014 to 2017, to be allocated to the tax incentives reserve in upcoming periods, is US$ 39.

23.3.4. Profit retention reserve

Includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

The accumulated deficit balance of US$ 87 as of December 31, 2017 will be allocated to the profit retention reserve.

23.4.	Other comprehensive income

In 2017, the Company principally recognized as other comprehensive income the following effects:

•	Cumulative translation adjustment of US$ 851, mainly due to exchange rate differences arising from the translation of these consolidated financial statements to the presentation currency. In addition, the sale of Petrobras Chile and Guarani (see note 10.1) triggered the recycling of cumulative translation adjustments previously recognized in shareholders’ equity to the income statement within other income and expenses, totaling US$ 37.

•	Actuarial gain on defined benefit plans in the amount of US$ 1,635, after taxes.

•	Foreign exchange rate variation gain of US$ 1,724, after taxes and amounts reclassified to the statement of income, recognized in the Company’s equity, as a result of its cash flow hedge accounting policy. At December 31, 2017, the cumulative balance of foreign exchange variation losses, net of tax effects, is US$ 9,573 (see note 33.2).

23.5.	Dividends

Shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year proportional to the number of common and preferred shares, pursuant to Brazilian Corporation Law. To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value, or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings.

Due to the loss recorded in 2017 and 2016, the Board of Directors did not propose dividend distributions for those years.

23.6.	Earnings per share

	2017			2016			2015
Per Share	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	(52)	(39)	(91)	(2,760)	(2,078)	(4,838)	(4,821)	(3,629)	(8,450)
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	(0.01)	(0.01)	(0.01)	(0.37)	(0.37)	(0.37)	(0.65)	(0.65)	(0.65)
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars (*)	(0.02)	(0.02)	(0.02)	(0.74)	(0.74)	(0.74)	(1.30)	(1.30)	(1.30)

(*)	— Petrobras’ ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings (losses) per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings (losses) are identical as the Company has no potential share in issue.